STOCKHOLDERS’ EQUITY	12 Months Ended
Apr. 30, 2012
STOCKHOLDERS’ EQUITY

NOTE 19. STOCKHOLDERS’ EQUITY

Stock Issued for Cash:

For the year ended April 30, 2012, the Company issued 200,000 shares of common stock for a gross proceed of $400,000 at $2.00 per share. The company issued 49,411 shares of common stock for loan conversion, with the share value of $420,000. The Company issued 286,000 common shares upon exercise of warrants and received $379,880 from warrants holders at an average price of $0.83 and $1.40.

Stock Issued for Compensation

The Board of Directors approved to issue shares in respect to the services provided by Clayton Fong, our Executive Vice President of Operations, Edmund Moy, Vice President of the company and other key employees during the 2012 fiscal year. As of April 30, 2012, the Company issued 50,000 shares to Clayton, 33,333 shares to Edmund Moy and 1,095,074 shares to other key employees (total 1,178,407 shares), with the share value of $157,000, $394,662 and $3,807,301 (total $4,358,963), respectively; the Company issued 200,000 shares to investors with the share value of $400,000 and sold $2,391,000 treasury stock to investors to raise fund to purchase coal mine in USA. For the year ended April 30, 2012, no stock options or warrants were issued for compensation.

Stock Issued for Subsidiary

During the fourth quarter ended April 30, 2012, the Company issued 3,000,000 shares of common stock with the share value of $9,660,000 as portion of the investment to acquire WeiShe mine.

Treasury Stock

 As year ended April 30, 2012, the Company recovered zero shares of its common stock. The Company sold 915,907 shares of treasury stock with the share value of $2,391,000 to investors. The Company transferred 200,000 shares of treasury stock with the share value of $1,000,000 to subsidiary. In accordance with US generally accepted accounting principles, the Company recorded an increase to additional paid-in-capital of $ 3,117,909, respectively, as a result of the sold and transferred treasury shares. At April 30, 2012, the Company owned a total of 143,093 of its own shares.